Leases - Additional Information (Details)										1 Months Ended
	Jul. 07, 2023	Jun. 22, 2023	May 25, 2023	Mar. 01, 2023	Aug. 09, 2022	Dec. 01, 2021	Oct. 04, 2021	Jun. 01, 2021	Mar. 24, 2020	Jun. 30, 2024
Leases
Lease term	3 years	1 year	1 year	1 year	2 years	5 years	3 years	2 years	5 years
Period of completion for exercising early termination option						3 years
Lease renewal term		1 year								2 years
Incremental borrowing rate										3.00%